Cover	Mar. 08, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 08, 2021
Entity Registrant Name	SYNCHRONOSS TECHNOLOGIES INC
Entity Incorporation, State or Country Code	DE
Entity File Number	000-52049
Entity Tax Identification Number	06-1594540
Entity Address, Address Line One	200 Crossing Boulevard
Entity Address, Address Line Two	8th Floor
Entity Address, Postal Zip Code	08807
Entity Address, State or Province	NJ
Entity Address, City or Town	Bridgewater
City Area Code	866
Local Phone Number	620-3940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $.0001 par value
Trading Symbol	SNCR
Security Exchange Name	NASDAQ
Entity Central Index Key	0001131554
Amendment Flag	false